Significant Accounting Policies - Summary of Operating Lease Commitments (Details) - GBP (£) £ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Lease Liabilities [Abstract]
Operating lease obligations as at December 31, 2018			£ 433
Weighted average incremental borrowing rate as at January 1, 2019		4.17%
Discounted operating lease obligations as at January 1, 2019		£ 413
Lease not commenced as at December 31, 2018			(138)
Lease obligations prepaid as at December 31, 2018			(21)
Service component included in operating lease obligations as at December 31, 2018			(3)
Lease payments relating to renewal periods not included in operating lease obligations as at December 31, 2018			183
Total liabilities	£ 806	£ 434	£ 434